Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings - Schedule of Borrowings (Table)

	June 30,	December 31,
	2021	2020
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	34,766	36,328
Ship Mortgage Notes $670,000	549,303	602,600
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB	—	16,099
BNP Paribas $44,000	22,000	24,000
HSH $24,000	14,847	15,991
HCOB $31,800	26,724	28,416
Eurobank S.A. $20,800	17,600	19,200
Total credit facilities	665,240	742,634
Sale and Leaseback Agreements–$71,500	52,135	55,115
Sale and Leaseback Agreements–$103,155	73,886	88,654
Sale and Leaseback Agreements–$15,000	11,406	12,344
Sale and Leaseback Agreements–$47,220	34,103	40,408
Sale and Leaseback Agreements–$90,811	73,851	79,504
Sale and Leaseback Agreements–$72,053	58,677	68,470
Total borrowings	969,298	1,087,129
Less: Deferred finance costs, net	(7,704)	(10,826)
Add: bond premium	111	284
Less: current portion of credit facilities, net of deferred finance costs	(610,361)	(666,027)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(28,980)	(38,745)
Total long-term borrowings, net of current portion, bond premium and
deferred finance costs	$ 322,364	$ 371,815

Borrowings - Long-Term Debt Obligations (Table)

Long-Term Debt Obligations:
12 month period ending
June 30, 2022	642,280
June 30, 2023	70,748
June 30, 2024	95,992
June 30, 2025	48,716
June 30, 2026	55,166
June 30, 2027 and thereafter	56,396
Total	$969,298